Acquisition of Non-controlling Interests (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2014 CNY (¥) item	Sep. 30, 2014 USD ($) item	Jan. 31, 2014 CNY (¥) item	Jan. 31, 2014 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Acquisition of Non-controlling Interests.
Decrease in equity attributable to Leju's shareholders					$ 32,469,069
Liability for Consideration Payable of Acquiring Non-controlling Interest								$ 7,338,593
Number of employee individual shareholders entered into equity transfer agreement | item	5	5
Group of five employees
Acquisition of Non-controlling Interests.
Number of years should serve by five employee individual shareholders after acquisition	2 years	2 years
Total unrecognized compensation expense		$ 4,276,810				$ 0		1,603,805
Recognition period of stock based compensation expense	2 years	2 years
Beijing Lotta
Acquisition of Non-controlling Interests.
Number of individual shareholders entered into equity transfer agreement | item			2	2
Percentage of shares acquired			40.00%	40.00%
Total consideration			¥ 100,000,000	$ 16,254,600
Additional paid-in capital derecognized					15,112,828
Non-controlling interest derecognized					1,141,772
Liability for Consideration Payable of Acquiring Non-controlling Interest						0	¥ 22,000,000	3,387,956
Tianjin Leju
Acquisition of Non-controlling Interests.
Percentage of shares acquired		30.00%
Total consideration	¥ 28,830,000	$ 4,685,913
Additional paid-in capital derecognized					4,449,469
Non-controlling interest derecognized					236,444
Liability for Consideration Payable of Acquiring Non-controlling Interest						0		243,989
Beijing Leju Advertisement and Yisheng Shanghai
Acquisition of Non-controlling Interests.
Number of individual shareholders entered into equity transfer agreement | item	6	6
Percentage of shares acquired		24.50%
Total consideration	¥ 117,355,000	$ 19,074,412
Additional paid-in capital derecognized					12,906,772
Non-controlling interest derecognized					$ 1,890,830
Liability for Consideration Payable of Acquiring Non-controlling Interest						$ 0		$ 3,706,648
Beijing Leju Advertisement and Yisheng Shanghai | Group of five employees
Acquisition of Non-controlling Interests.
Total consideration	¥ 98,775,000	16,054,493
Total consideration for 1% equity interest		$ 823,307
Percentage of five employee owned	19.50%	19.50%
Beijing Leju Advertisement and Yisheng Shanghai | Individual share holder
Acquisition of Non-controlling Interests.
Total consideration	¥ 18,580,000	$ 3,019,919
Total consideration for 1% equity interest		$ 603,984
Percentage of other individual shareholders owned	5.00%	5.00%
Beijing Leju
Acquisition of Non-controlling Interests.
Number of subsidiaries to purchase remaining percentage | item	2	2